Financial risk management - Power risk (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2024 € / MWh	Jul. 31, 2024 € / MWh MWh	Dec. 31, 2023 € / MWh GWh	Dec. 31, 2024 USD ($) GWh	Dec. 31, 2023 € / MWh GWh
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum energy supply		150,000	285		130
Fixed energy price	50		50		50
Term of energy supply	10 years		10 years
Power Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total power consumption | GWh				5,915	5,834
Percentage Of Reasonably Possible Increase In Risk Assumption				10.00%
Percentage Of Reasonably Possible Decrease In Risk Assumption				10.00%
Increase in energy expenditure | $				$ 23,434
Decrease in energy expenditure. | $				$ (23,434)
Power Purchase Agreement (PPA) | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed energy price		43	50		50
Power Purchase Agreement (PPA) | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed energy price		58	77		77